Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Leases balances
Right-of-use asset	€ 4,051,619		€ 4,187,126
Lease Agreements
Lease Transactions
Depreciation	6,540	€ 5,582
Interest expense	685	230
Lease expense	230	370
Leases balances
Right-of-use asset	151,915		151,372
Lease liability	154,438		153,703
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	2,088	1,957
Interest expense	255	135
Lease expense	230	370
Leases balances
Right-of-use asset	36,600		38,688
Lease liability	37,881		39,626
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	4,452	3,625
Interest expense	430	€ 95
Leases balances
Right-of-use asset	115,315		112,684
Lease liability	€ 116,557		€ 114,077